OTHER COMPREHENSIVE INCOME (LOSS) (Schedule of Accumulated Other Comprehensive Loss, Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (5,315)
Other comprehensive loss before reclassifications	(1,266)
Amounts reclassified from accumulated other comprehensive income	138
Net current-period other comprehensive loss	(1,128)	$ (108)
Ending balance	(6,443)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(5,995)
Other comprehensive loss before reclassifications	(591)
Amounts reclassified from accumulated other comprehensive income	0
Net current-period other comprehensive loss	(591)
Ending balance	(6,586)
Unrealized losses on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	680
Other comprehensive loss before reclassifications	(675)
Amounts reclassified from accumulated other comprehensive income	138
Net current-period other comprehensive loss	(537)
Ending balance	$ 143